Engine No. 1 ETF Trust

710 Sansome Street

San Francisco, CA 94111

February 28, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Engine No. 1 ETF Trust (“Trust”) (File No. 811-23617)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Engine No. 1 ETF Trust (“Trust”), on behalf of Engine No. 1 Transform 500 ETF and Engine No. 1 Transform Climate ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2023.

If you have any questions regarding this submission, please do not hesitate to call me at: 628-251-1222.

Sincerely,

/s/ Jason LaMacchia

Jason LaMacchia

Secretary